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                          UNITED STATES                       OMB APPROVAL
                SECURITIES AND EXCHANGE COMMISSION     -------------------------
                      WASHINGTON, D.C. 20549           OMB Number: 3235-0058
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                                                       Expires: January 31, 2005
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                                                       Estimated average burden
                                                       hours per response...2.50
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                            FORM 12B-25                    SEC FILE NUMBER
                                                               000-13311
                    NOTIFICATION OF LATE FILING        -------------------------
                                                              CUSIP NUMBER
                                                       -------------------------



(CHECK ONE): [X]  Form 10-KSB  [ ]  Form 20-F  [ ]  Form 11-K  [ ]  Form 10-Q
             [ ]  Form N-SAR   [ ]  Form N-CSAR

For Period Ended: December 31, 2005
[ ] Transition Report on Form 10-K
[ ] Transition Report on Form 20-F
[ ] Transition Report on Form 11-K
[ ] Transition Report on Form 10-Q
[ ] Transition Report on Form N-SAR
For the Transition Period Ended: ___________________

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  READ INSTRUCTION (ON BACK PAGE) BEFORE PREPARING FORM. PLEASE PRINT OR TYPE.

NOTHING IN THIS FORM SHALL BE CONSTRUED TO IMPLY THAT THE COMMISSION HAS VERIFIED ANY INFORMATION CONTAINED HEREIN.
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If the notification relates to a portion of the filing checked above, identify the Item(s) to which the notification relates:
________________________________________________________________________________
PART I -- REGISTRANT INFORMATION


CityFed Financial Corp.
________________________________________________________________________________
Full Name of Registrant



________________________________________________________________________________
Former Name if Applicable


37 Old South Road, Suite 2, P.O. Box 3126
________________________________________________________________________________
Address of Principal Executive Office (Street and Number)


Nantucket, MA  02584
________________________________________________________________________________
City, State and Zip Code

PART II -- RULES 12B-25(B) AND (C)

If the subject report could not be filed without unreasonable effort or expense and the registrant seeks relief pursuant to Rule 12b-25(b), the following should be completed. (Check box if appropriate)

               (a) The reasons described in reasonable detail in Part III of this form could not be eliminated without unreasonable effort or expense;
               (b) The subject annual report, semi-annual report, transition
   [X] report on Form 10-K, Form 20-F, 11-K, Form N-SAR or Form N-CSR, or portion thereof, will be filed on or before the fifteenth calendar day following the prescribed due date; or the subject quarterly report of transition report on Form 10-Q, or portion thereof will be filed on or before the fifth calendar day following the prescribed due date; and
               (c) The accountant's statement or other exhibit required by Rule 12b-25(c) has been attached if applicable.

PART III -- NARRATIVE

State below in reasonable detail the reasons why Forms 10-K, 20-F, 11-K, 10-Q, N-SAR, N-CSR, or the transition report or portion thereof, could not be filed within the prescribed time period.

     Due to staffing constraints, the company has been unable to forward all the required information to its accountant. The company expects to do so in sufficient time to allow the filing of Form 10-KSB on or before the fifteenth calendar day following the prescribed due date.

PART IV -- OTHER INFORMATION

(1) Name and telephone number of person to contact in regard to this notification


     John W. Atherton, Jr.                       508               228-2366
     ---------------------                       ---               --------
           (Name)                            (Area Code)      (Telephone Number)

(2) Have all other periodic reports required under Section 13 or 15(d) of the Securities Exchange Act of 1934 or Section 30 of the Investment Company Act of 1940 during the preceding 12 months or for such shorter period that the registrant was required to file such report(s) been filed? If answer is no, identify report(s).
Yes [ ] No [X]

     The 10-QSB for June 30, 2005 and September 30, 2005 have not been filed.

(3) Is it anticipated that any significant change in results of operations from the corresponding period for the last fiscal year will be reflected by the earnings statements to be included in the subject report or portion thereof? Yes [ ] No [X]


If so, attach an explanation of the anticipated change, both narratively and quantitatively, and, if appropriate, state the reasons why a reasonable estimate of the results cannot be made.

________________________________________________________________________________


                             CityFed Financial Corp.
                             -----------------------
                  (Name of Registrant as Specified in Charter)

has caused this notification to be signed on its behalf by the undersigned hereunto duly authorized.


Date: March 31, 2006                         By: /s/ John W. Atherton, Jr.
                                                 -------------------------------
                                                 John W. Atherton, Jr.
                                                 Vice President and Treasurer